REVENUES (Revenues by Product) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Solar Modules [Member] CNY	Dec. 31, 2011 Solar Modules [Member] CNY	Dec. 31, 2010 Solar Modules [Member] CNY	Dec. 31, 2012 Silicon Wafers [Member] CNY	Dec. 31, 2011 Silicon Wafers [Member] CNY	Dec. 31, 2010 Silicon Wafers [Member] CNY	Dec. 31, 2012 Solar Cells [Member] CNY	Dec. 31, 2011 Solar Cells [Member] CNY	Dec. 31, 2010 Solar Cells [Member] CNY	Dec. 31, 2012 System Integration Services [Member] CNY	Dec. 31, 2011 System Integration Services [Member] CNY	Dec. 31, 2010 System Integration Services [Member] CNY	Dec. 31, 2012 Silicone Ingots [Member] CNY	Dec. 31, 2011 Silicone Ingots [Member] CNY	Dec. 31, 2010 Silicone Ingots [Member] CNY	Dec. 31, 2012 Recovered Silicon Materials [Member] CNY	Dec. 31, 2011 Recovered Silicon Materials [Member] CNY	Dec. 31, 2010 Recovered Silicon Materials [Member] CNY	Dec. 31, 2012 Processing Service Fees [Member] CNY	Dec. 31, 2011 Processing Service Fees [Member] CNY	Dec. 31, 2010 Processing Service Fees [Member] CNY	Dec. 31, 2012 Generated Electricity [Member] CNY	Dec. 31, 2011 Generated Electricity [Member] CNY	Dec. 31, 2010 Generated Electricity [Member] CNY
Operating Revenue By Product Type [Line Items]
Revenues	$ 769,613,401	4,794,768,449	7,384,951,444	4,654,854,723	3,897,288,039	6,647,264,147	3,247,825,572	328,428,550	517,935,191	909,647,382	138,686,401	168,388,351	432,863,616	213,174,391	24,798,017		1,885,648	14,363,232	10,803,010	270,406	6,365,978		213,427,948	5,836,528	53,715,143	1,607,066